Operating Expenses - Disclosure of information about employees (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information of employees [Line Items]
Average number of employees	201	171	138
General and administrative
Disclosure of information of employees [Line Items]
Average number of employees	57	52	43
Research and development
Disclosure of information of employees [Line Items]
Average number of employees	144	119	95